Covered loans past due status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	$ 2,984,427	$ 3,755,972
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	102,575	167,236
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	190,127	361,396
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	934,373	1,076,730
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Covered Loans	47,123	73,199
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	97,691	124,330
Financing Receivable Recorded Investment 60 To 89 Days Past Due	33,806	71,324
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	737,856	1,095,116
Total Past Due	869,353	1,290,770
Financing Receivable Recorded Investment Current	2,115,074	2,465,202
Covered Loans	2,984,427	3,755,972
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	42,898	81,386
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,745	41,256
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	374,301	545,241
Total Past Due	425,944	667,883
Financing Receivable Recorded Investment Current	1,284,285	1,409,528
Covered Loans	1,710,229	2,077,411
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,584	3,242
Financing Receivable Recorded Investment 60 To 89 Days Past Due	349	551
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	16,318	59,554
Total Past Due	18,251	63,347
Financing Receivable Recorded Investment Current	84,324	103,889
Covered Loans	102,575	167,236
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	399	13
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0	0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	178,007	296,837
Total Past Due	178,406	296,850
Financing Receivable Recorded Investment Current	11,721	64,546
Covered Loans	190,127	361,396
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	50,222	38,307
Financing Receivable Recorded Investment 60 To 89 Days Past Due	23,384	28,206
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	165,030	182,390
Total Past Due	238,636	248,903
Financing Receivable Recorded Investment Current	695,737	827,827
Covered Loans	934,373	1,076,730
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,588	1,382
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,328	1,311
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,200	11,094
Total Past Due	8,116	13,787
Financing Receivable Recorded Investment Current	39,007	59,412
Covered Loans	$ 47,123	$ 73,199